INTANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE FIXED ASSETS
INTANGIBLE FIXED ASSETS

18.INTANGIBLE FIXED ASSETS

		Digital		2022
	Goodwill	assets	Website	Total
Group	£’000	£’000	£’000	£’000
Cost
At 1 January 2022	80	5,303	671	6,054

Additions	—	1,728	—	1,728
Disposals	—	(2,058)	—	(2,058)
At 31 December 2022	80	4,973	671	5,724

Amortisation and impairment
At 1 January 2022	—	121	450	571
Foreign exchange movement	—	(1,321)	(18)	(1,339)
Fair value movement	—	4,601	—	4,601
Amortisation charged during the period	—	—	147	147
At 31 December 2022	—	3,309	579	3,888
Balance At 31 December 2022	80	1,572	92	1,744

		Digital		2021
	Goodwill	assets	Website	Total
Group	£’000	£’000	£’000	£’000
Cost
At 1 January 2021	—	—	671	671

Additions	80	18,216	—	18,296
Disposals	—	(12,792)	—	(12,792)
At 31 December 2021	80	5,424	671	6,175

Amortisation and impairment
At 1 January 2021	—	—	303	303
Foreign exchange movement	—	—	9	9
Impairment	—	535	—	535
Fair value gain		(414)	—	(414)
Amortisation charged during the period	—	—	138	138
At 31 December 2021	—	121	450	571

Balance At 31 December 2021	80	5,303	221	5,604

Digital assets are cryptocurrencies not mined by the Group. The Group held crypto assets during the year, which are recorded at cost on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, impairment of the intangible assets and any increase in fair value are recorded in the fair value reserve.

The digital assets held below are held in Argo Labs (a division of the Group) as discussed above. The assets are all held in secure custodian wallets controlled by the Group team and not by individuals within the Argo Labs team. The assets detailed below are all accessible and liquid in nature.

As at 31 December 2022	Coins / tokens	Fair value
Crypto asset name		£’000
Token deals	—	771
Ethereum - ETH	518	519
Polkadot - DOT	32,964	118
Alternative coins	—	164
As at 31 December 2022	—	1,572